Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases
As of June 30, 2021, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
For the six months ended December 31, 2021	4,477	693
For the years ended December 31,
2022	9,333	1,445
2023	6,577	1,019
2024	5,381	833

Total	25,768	3,990